Employee Benefit Plans - Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Benefits
Assumptions used to determine benefit obligations:
Discount rate	5.10%	5.30%	2.90%
Assumptions used to determine net periodic benefit cost:
Discount rate for service cost	5.40%	3.10%	3.00%
Discount rate for interest cost	5.20%	2.40%	2.10%
U.S.
Assumptions used to determine benefit obligations:
Discount rate	5.00%	5.20%	2.80%
Assumptions used to determine net periodic benefit cost:
Expected return on plan assets	7.00%
U.S. | Pension Benefits
Assumptions used to determine benefit obligations:
Discount rate	5.00%	5.20%	2.80%
Rate of compensation increase	4.50%	4.50%	4.50%
Assumptions used to determine net periodic benefit cost:
Discount rate for service cost	5.20%	3.60%	3.00%
Discount rate for interest cost	5.00%	2.80%	1.90%
Expected return on plan assets	7.00%	6.60%	6.50%
Rate of compensation increase	4.50%	4.50%	4.50%
Int'l. | Pension Benefits
Assumptions used to determine benefit obligations:
Discount rate	5.50%	5.80%	2.80%
Rate of compensation increase	3.90%	4.20%	4.10%
Assumptions used to determine net periodic benefit cost:
Discount rate for service cost	5.80%	2.80%	2.40%
Discount rate for interest cost	5.80%	2.80%	2.40%
Expected return on plan assets	6.10%	3.90%	3.50%
Rate of compensation increase	4.20%	4.10%	4.00%